Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment net
	December 31, 2020	December 31, 2019
Property and equipment
Buildings and improvements	$1,160,259	$1,087,462
Computer and office equipment	21,122	19,796
Revenue equipment	8,516,665	8,812,912
Subtotal	9,698,046	9,920,170
Less: accumulated depreciation	(6,249,937)	(5,324,964)
Property and equipment, net	$3,448,109	$4,595,206